Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,
	2018	2017
France term loan	526	700
Japanese term loan (YEN)	628	40
Germany term loan	632	399
Italy term loan	27	78
Malaysia term loan	17	–
Total long term debt	1,830	1,217
Less current portion	(491)	(383)
Total long-term portion	1,339	834

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	80,000,000	November 30, 2025	1.98%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%	Monthly instalment
	10,000,000	June 30, 2018	2.10%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

Schedule of Derivative Instruments [Table Text Block]
	December 31,
	2018	2017

Investor Warrants	–	840
		–
Total	–	840
Less current portion	–	(840)
Total long-term portion	–	–

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	At inception date	December 31, 2018	December 31, 2017
Share price at closing date	$3.96	–	$2.87
Strike price of warrants	$4.25	–	$4.25
Risk free interest rate at 5.5 years	1.07%	–	0%
Share price volatility	71%	–	57.40%
Dividend rates	0%	–	0%
Unit fair value	$2.35	–	$0.26
Total fair value (in thousand $)	$3,525	–	$392
Total equivalent amount (in thousand €)	€2,725	–	€328
	At inception date	December 31, 2018	December 31, 2017
Share price at closing date	3.64	–	2.87
Strike price of warrants	$4.50	–	$4.50
Risk free interest rate at 2.5 years	0%	–	0%
Share price volatility	60.20%	–	57.40%
Dividend rates	0%	–	0%
Unit fair value	$1.09	–	$0.19
Total fair value (in thousand $)	$3,579	–	$614
Total equivalent amount (in thousands €)	€3,168	–	€512

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2019	491
2020	460
2021	381
2022	205
2023 and thereafter	293
Total	1,830